Common Stock Warrants (Tables)	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Common Stock Warrants
	Number of Common Stock Warrants	Weighted average exercise price	Weighted average life (years)	Intrinsic value of warrants
Outstanding 12-31-2017	—	—	—
Granted May 22,2018	2,511,910	$0.01	5
Exercise
Outstanding 6-30-2018	2,511,910	$0.01	5